Purchases and other expenses - Restructuring and integration costs - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Restructuring provisions - in the opening balance	€ 185	€ 117	€ 216
Additions with impact on income statement	98	277	12
Reversals releases with impact on income statement	(26)	(17)	(17)
Discounting with impact on income statement	(5)	(1)	4
Utilizations without impact on income statement	(90)	(191)	(95)
Translation adjustment	(1)		(3)
Reclassifications and other items		(1)
Restructuring provisions - in the closing balance	€ 162	€ 185	€ 117